Segment Reporting - Schedule of CODM and Reconciliation to Net Income as Reported in the Consolidated Statement of Comprehensive Income (Details) - Other Operating Segment [Member] - USD ($)		12 Months Ended
		Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Segment Reporting Information [Line Items]
Consolidated in-game purchases		$ 106,994,440	$ 84,461,982	$ 81,388,946
Less: Revenue share with game developers and IP holders		15,898,478	14,975,047	19,263,857
Transaction fee		5,265,054	3,812,118	3,659,159
Advertisement expense		52,396,511	37,309,197	31,080,465
Server cost directly related to hosting the games		2,088,553	1,319,704	2,396,425
Segment profits		31,345,844	27,045,916	24,989,040
Reconciliation from segment profits to income before income tax
Segment profits		31,345,844	27,045,916	24,989,040
Less: other operating expenses:
Total other operating expense		13,621,485	9,756,710	10,165,389
Lease expense		2,661,149	1,738,249	1,446,048
Depreciation and amortization expense (including amortization of prepaid royalties)		2,702,360	2,099,728	947,512
Impairment expense		3,632,218	447,904	3,289,524
Recoup of advances made to game developers		3,583,143	2,477,840	551,774
Other cost of sales	[1]	2,087,031	1,563,366	809,739
Other selling and marketing expenses	[2]	1,713,981	1,402,889	1,307,165
Other general and administrative expenses	[3]	2,409,601	902,948	883,557
Total other operating expense		32,410,968	20,389,634	19,400,708
Income (loss) from operation		(1,065,124)	6,656,282	5,588,332
Interest income, net		494,358	300,985	41,035
Foreign Currency Transaction gain (loss)		(287,946)	784,674	(566,100)
Other income		555,012	454,286	173,291
Extraordinary income		4,709,029
Income before income tax expense		4,405,329	8,196,227	5,236,558
Segment Profits [Member]
Segment Reporting Information [Line Items]
Segment profits		31,345,844	27,045,916	24,989,040
Reconciliation from segment profits to income before income tax
Segment profits		$ 31,345,844	$ 27,045,916	$ 24,989,040

[1]	Other cost of sales mainly includes server and infrastructure cost that are not directly related to the host of a specific game and certain outsourcing cost.
[2]	Other selling and marketing expenses mainly includes cost associated with meeting, travel and promotions.
[3]	Other general and administrative expenses mainly includes cost associated with professional services, office supplies, recruiting and education.